Intangible Assets (Details Textual) $ in Thousands	Dec. 31, 2018 USD ($)
Intangible Assets (Textual)
Amortization of intangible assets first year	$ 796,000
Amortization of intangible assets second year	796,000
Amortization of intangible assets third year	796,000
Amortization of intangible assets four year	$ 796,000